12. INCOME TAXES: Schedule of Income Tax Reconciliation (Tables)	12 Months Ended
Jan. 31, 2026
Tables/Schedules
Schedule of Income Tax Reconciliation
	2026	2025	2024

Loss before income taxes	$(918,474)	$(633,173)	$(523,905)
Canadian statutory income tax rate	27.0%	27.0%	27.0%
Computed “expected” income tax expense	(247,988)	(170,957)	(141,454)

Differences resulting from:
Option based payments	159,233	60,314	11,364
Other items	161,755	3,643	90
Change in deferred tax assets not recognized	(73,000)	107,000	130,000

Provision for income tax expense	$-	$-	$-